Derivative instruments and hedging activities - Non-hedging activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	$ (1,244)	$ 1,273	$ (923)
Forward contracts | Mortgage banking activities
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	(2,254)	1,213	(1,484)
Interest rate swap | Other operating income
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	0	0	51
Foreign currency forward contracts | Other operating income
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	0	0	67
Foreign currency forward contracts | Interest Expense
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	0	0	(14)
Interest rate cap | Other operating income
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	(5)	(4)	(48)
Indexed options on deposits | Interest Expense
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	7,898	114	5,934
Bifurcated embedded options | Interest Expense
Derivative Instruments, Gain (Loss)
Amount of net gain (loss) recognized in income on derivatives	$ (6,883)	$ (50)	$ (5,429)